PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and equipment, net
	As of December 31,
	2013	2014

Building	$34,395	$33,558
Computer equipment and application software	61,857	49,206
Furniture and vehicles	1,267	664
Leasehold improvements	5,425	5,585
	$102,944	$89,013
Less: Accumulated depreciation	$(44,294)	$(45,233)
Less: Accumulated impairment loss	(90)	(90)
	$58,560	$43,690